Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 100,404
Net assets, end of period	101,548	$ 100,404
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	577	503
Derivative asset (liability)	546	524
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	21	297
Gains (losses) recognized in the income statement	233	313
Settlements	(236)	(347)
Transfers out of level 3	(49)	(242)
Net assets, end of period	(31)	21
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	67	68
Gains (losses) recognized in the income statement	58	76
Settlements	(107)	(68)
Transfers out of level 3	5	(9)
Net assets, end of period	23	67
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	65	145
Gains (losses) recognized in the income statement	(26)	161
Settlements	(32)	(35)
Transfers out of level 3	(20)	(206)
Net assets, end of period	(13)	65
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(226)	(147)
Gains (losses) recognized in the income statement	209	61
Settlements	(97)	(113)
Transfers out of level 3	(34)	(27)
Net assets, end of period	(148)	(226)
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	115	231
Gains (losses) recognized in the income statement	(8)	15
Settlements	0	(131)
Transfers out of level 3	0	0
Net assets, end of period	$ 107	$ 115